FAIR VALUE MEASUREMENT - Schedule of Changes in Fair Value of the Company's Claims Settlement Liability (Details) - Claims Settlement [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	$ 9,627,408	$ 9,627,408
Common stock issued	(6,540,488)	(6,540,488)
Change in fair value	(2,584,724)	(2,584,724)
Fair value ending	$ 502,196	$ 502,196